Financial Instruments - maturity analysis - Contractual Maturity (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Financial instruments
Contractual maturity period for undiscounted cash flows	20 years
Threshold period for principal amounts of financial liabilities to be excluded from contractual maturity for cash outflows	20 years
Threshold period for interest payments of financial liabilities to be excluded from contractual maturity for cash outflows	20 years
Financial Assets	£ 694,235	£ 738,056
Financial Liabilities	647,745	688,963
0-3 months | Financial assets
Financial instruments
Undiscounted cash flows, assets	151,516	161,500
0-3 months | Total maturing assets
Financial instruments
Undiscounted cash flows, assets	108,196	115,321
0-3 months | Cash and balances at central banks
Financial instruments
Undiscounted cash flows, assets	88,897	98,337
0-3 months | Settlement balances
Financial instruments
Undiscounted cash flows, assets	2,928	2,517
0-3 months | Loans to banks
Financial instruments
Undiscounted cash flows, assets	11,920	10,792
0-3 months | Other financial assets
Financial instruments
Undiscounted cash flows, assets	4,451	3,675
0-3 months | Loans to customers
Financial instruments
Undiscounted cash flows, assets	43,096	45,898
0-3 months | Derivative held for hedging
Financial instruments
Undiscounted cash flows, assets	224	281
0-3 months | Financial liabilities
Financial instruments
Undiscounted cash flows, liabilities	365,737	375,209
0-3 months | Total maturing liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	14,502	18,657
0-3 months | Bank deposits
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	7,417	9,180
0-3 months | Settlement Balances and other liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	3,066	2,844
0-3 months | Other financial liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	1,736	4,360
0-3 months | Subordinated Liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	131	87
0-3 months | Other liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	2,152	2,186
0-3 months | Customer accounts
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	351,054	356,340
0-3 months | Derivatives held for hedging
Financial instruments
Undiscounted cash flows, derivative financial liabilities	181	212
0-3 months | Guarantees and Commitments
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	120,795	128,947
0-3 months | Guarantees
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	3,952	7,718
0-3 months | Commitments
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	116,843	121,229
3-12 months | Financial assets
Financial instruments
Undiscounted cash flows, assets	40,938	39,385
3-12 months | Total maturing assets
Financial instruments
Undiscounted cash flows, assets	8,322	6,522
3-12 months | Loans to banks
Financial instruments
Undiscounted cash flows, assets	925	633
3-12 months | Other financial assets
Financial instruments
Undiscounted cash flows, assets	7,397	5,889
3-12 months | Loans to customers
Financial instruments
Undiscounted cash flows, assets	32,087	32,031
3-12 months | Derivative held for hedging
Financial instruments
Undiscounted cash flows, assets	529	832
3-12 months | Financial liabilities
Financial instruments
Undiscounted cash flows, liabilities	16,304	13,294
3-12 months | Total maturing liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	7,884	9,162
3-12 months | Bank deposits
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	21	1,740
3-12 months | Other financial liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	7,226	4,777
3-12 months | Subordinated Liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	637	2,645
3-12 months | Customer accounts
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	8,114	3,843
3-12 months | Derivatives held for hedging
Financial instruments
Undiscounted cash flows, derivative financial liabilities	306	289
1-3 years | Financial assets
Financial instruments
Undiscounted cash flows, assets	81,680	78,467
1-3 years | Total maturing assets
Financial instruments
Undiscounted cash flows, assets	14,244	12,054
1-3 years | Loans to banks
Financial instruments
Undiscounted cash flows, assets	106	94
1-3 years | Other financial assets
Financial instruments
Undiscounted cash flows, assets	14,138	11,960
1-3 years | Loans to customers
Financial instruments
Undiscounted cash flows, assets	66,441	65,077
1-3 years | Derivative held for hedging
Financial instruments
Undiscounted cash flows, assets	995	1,336
1-3 years | Financial liabilities
Financial instruments
Undiscounted cash flows, liabilities	28,774	18,009
1-3 years | Total maturing liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	25,985	15,769
1-3 years | Bank deposits
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	13,785	3,614
1-3 years | Other financial liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	10,724	10,640
1-3 years | Subordinated Liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	1,476	1,515
1-3 years | Customer accounts
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	1,727	1,052
1-3 years | Derivatives held for hedging
Financial instruments
Undiscounted cash flows, derivative financial liabilities	1,062	1,188
3-5 years | Financial assets
Financial instruments
Undiscounted cash flows, assets	63,463	63,662
3-5 years | Total maturing assets
Financial instruments
Undiscounted cash flows, assets	11,279	11,312
3-5 years | Other financial assets
Financial instruments
Undiscounted cash flows, assets	11,279	11,312
3-5 years | Loans to customers
Financial instruments
Undiscounted cash flows, assets	51,839	52,016
3-5 years | Derivative held for hedging
Financial instruments
Undiscounted cash flows, assets	345	334
3-5 years | Financial liabilities
Financial instruments
Undiscounted cash flows, liabilities	21,623	21,977
3-5 years | Total maturing liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	21,193	21,374
3-5 years | Bank deposits
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	2,003	16,023
3-5 years | Other financial liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	11,658	3,731
3-5 years | Subordinated Liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	7,532	1,620
3-5 years | Customer accounts
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	14	77
3-5 years | Derivatives held for hedging
Financial instruments
Undiscounted cash flows, derivative financial liabilities	416	526
5-10 years | Financial assets
Financial instruments
Undiscounted cash flows, assets	78,956	81,479
5-10 years | Total maturing assets
Financial instruments
Undiscounted cash flows, assets	11,826	12,813
5-10 years | Other financial assets
Financial instruments
Undiscounted cash flows, assets	11,826	12,813
5-10 years | Loans to customers
Financial instruments
Undiscounted cash flows, assets	66,978	68,500
5-10 years | Derivative held for hedging
Financial instruments
Undiscounted cash flows, assets	152	166
5-10 years | Financial liabilities
Financial instruments
Undiscounted cash flows, liabilities	11,696	18,402
5-10 years | Total maturing liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	11,053	17,569
5-10 years | Bank deposits
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities		61
5-10 years | Other financial liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	9,316	9,762
5-10 years | Subordinated Liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	1,737	7,746
5-10 years | Customer accounts
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	6	20
5-10 years | Derivatives held for hedging
Financial instruments
Undiscounted cash flows, derivative financial liabilities	637	813
10-20 years | Financial assets
Financial instruments
Undiscounted cash flows, assets	82,417	85,744
10-20 years | Total maturing assets
Financial instruments
Undiscounted cash flows, assets	2,744	3,638
10-20 years | Other financial assets
Financial instruments
Undiscounted cash flows, assets	2,744	3,638
10-20 years | Loans to customers
Financial instruments
Undiscounted cash flows, assets	79,543	81,995
10-20 years | Derivative held for hedging
Financial instruments
Undiscounted cash flows, assets	130	111
10-20 years | Financial liabilities
Financial instruments
Undiscounted cash flows, liabilities	4,067	3,468
10-20 years | Total maturing liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	3,510	2,702
10-20 years | Bank deposits
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	59	71
10-20 years | Other financial liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	2,029	49
10-20 years | Subordinated Liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	1,422	2,582
10-20 years | Customer accounts
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	26	28
10-20 years | Derivatives held for hedging
Financial instruments
Undiscounted cash flows, derivative financial liabilities	531	738
Held-for-trading | Financial Assets and Liabilities, Category
Financial instruments
Financial Liabilities	198,300	£ 232,900
FVTPL | Financial Assets and Liabilities, Category
Financial instruments
Financial Assets	£ 207,900